Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	Aeterna Zentaris Inc.
Entity Central Index Key	0001113423
Document Type	40-F/A
Document Period End Date	Dec. 31, 2020
Amendment Flag	true
Amendment Description	On March 25, 2021, Aeterna Zentaris Inc., (the "Company") filed its annual report on Form 40-F for the fiscal year ended December 31, 2020 (the "Annual Report"). This Amendment No. 1 to the Annual Report is being filed for the purpose of: (a) filing revised audited consolidated financial statements of the Company, solely to correct inadvertent typographical errors in certain headings in the financial statements, as Exhibit 99.2; (b) filing a new consent from the Company's independent registered public accounting firm as Exhibit 99.8; and (c) filing certifications under Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 as Exhibits 99.4, 99.5, 99.6 and 99.7. Other than as discussed above and expressly set forth herein, this Amendment No. 1 does not, and does not purport to, amend or restate any other information contained in the Annual Report nor does this Amendment No. 1 reflect any events that have occurred after the Annual Report was filed. Accordingly, this Amendment No. 1 should be read in conjunction with the Annual Report.
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	62,678,613
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Document Annual Report	true